Background	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Background

(1) Background

Business

Baudax Bio, Inc. (“Baudax Bio” or the “Company”) is a pharmaceutical company primarily focused on innovative products for acute care and related settings. Baudax Bio believes it can bring valuable therapeutic options to patients, prescribers and payors to acute care and related markets.

The Company holds exclusive global rights to two new molecular entities, which are centrally acting Neuromuscular Blocking Agents (NMBs), BX1000, an intermediate duration of action NMB currently undergoing a Phase II clinical trial, and BX2000, an ultra-short acting NMB currently undergoing a Phase I clinical trial. A proprietary blockade reversal agent, BX3000, is currently being evaluated in preclinical studies intended to support an IND filing in 2023. BX3000 is an agent that is expected to rapidly reverse BX1000 and BX2000 blockade. All three agents are licensed from Cornell University. The Company believes these agents, when an NMB and BX3000 are administered in succession, allow for a rapid onset of centrally acting neuromuscular blockade, followed by a rapid reversal of the neuromuscular blockade with BX3000. These novel agents have the potential to meaningfully reduce time to onset and reversal of blockade and improve the reliability of onset and offset of neuromuscular blockade. This can potentially reduce time in operating rooms or post operative suites (PACU), resulting in potential clinical and cost advantages, as well as valuable cost savings for hospitals and ambulatory surgical centers and has the potential for an improved clinical profile in terms of safety.

In mid-2020, the Company launched its first commercial product, ANJESO, in the United States. ANJESO was the first and only 24-hour, intravenous, or IV, analgesia agent. ANJESO is a cyclooxygenase-2, or COX-2, preferential, non-steroidal anti-inflammatory, or NSAID, for the management of moderate to severe pain, which could be administered alone or in combination with other non-NSAID analgesics. The Company discontinued commercial sales of ANJESO in December of 2022 and further withdrew its New Drug Application (“NDA”) related to ANJESO in late March 2023. See Note 4 for discussion on the discontinued operation related to our ANJESO commercial business.

The Company has determined that it operates in a single segment involved in the development of innovative product candidates for hospital and related settings.

The Separation

Pursuant to the Separation Agreement between Societal CDMO, Inc. (“Societal CDMO”), formerly Recro Pharma, Inc., and Baudax Bio, Societal CDMO transferred the assets, liabilities, and operations of its Acute Care business to the Company (the “Separation”) and, on November 21, 2019, the distribution date, each Societal CDMO shareholder received one share of the Company’s common stock for every two and one-half shares of Societal CDMO common stock held of record at the close of business on November 15, 2019, the record date for the distribution (the “Distribution”). Following the Distribution and Separation, Baudax Bio operates as a separate, independent company.

Basis of Presentation

The accompanying consolidated financial statements are presented on a consolidated basis and include all of the accounts and operations of Baudax Bio and its subsidiaries. The consolidated financial statements reflect the financial position, results of operations and cash flows of Baudax Bio in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). All significant intercompany accounts and transactions are eliminated in consolidation.

Reverse Stock Splits

On February 16, 2022, the Company effected a reverse split of shares of the Company’s common stock on a 1-for-35 basis (the “Reverse Stock Split”). On December 1, 2022, the Company effected a second reverse split of shares of the Company’s common stock on a 1-for-40 basis (the “December Reverse Stock Split”). All issued and outstanding shares of common stock, warrants, common stock options, and unvested restricted stock units and the related per share amounts contained in the financial statements have been retroactively adjusted to reflect these reverse stock splits for all periods presented. The par value and authorized shares of common stock were not adjusted as a result of the reverse stock splits. Additionally, the authorized, issued and outstanding shares of preferred stock and their related per share amount, other than the conversion price per share, was not adjusted as a result of the reverse stock splits.